CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in EUR cents per share)	€ 0.06	€ 0.06
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in shares)	82,816,600	82,495,086
Ordinary shares, shares outstanding (in shares)	82,816,600	82,495,086